Supplementary Financial Statement Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Supplementary Financial Statement Information

NOTE 12 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

	December 31
	2011	2010
	($ in thousands)
a. Accounts receivable:

1) Trade:
Open accounts	$2,426	$998
Allowance for doubtful accounts	(142)	(146)
	$2,284	$852
2) Other:
Due to government institutions	$68	$56	*
Advance payments to suppliers	32
Fund in respect of employee right upon retirement		8
Other	18	11
	$118	$75

* The amount was subsequently paid in January 2011.

b.       Inventories:

	December 31
	2011	2010
	($ in thousands)
Finished goods	$741	$957
Work in process	1,044	573
Raw materials and supplies	276	174
	$2,061	$1,704

c.       Inventory on consignment

The changes in inventory on consignment during the years ended December 31, 2011 and 2010 are as follows:

As of December 31, 2011 and 2010 Inventory on consignment included an amount of $110 thousand and $371 thousand, respectively related to products sales for which product returns could not be reliably estimated with the remainder  relating to products sales for which returns were reliably estimated.

	Year ended December 31
	2011	2010
	($ in thousands)
Balance at beginning of year	$371	$1,093
Costs of revenues deferred during the year	110	326
Costs of revenues recognized during the year	(371)	(1,048)
Balance at end of year	$110	$371

d.       Accounts payable and accruals - others:

	December 31
	2011	2010
	($ in thousands)
Employees and employee institutions	$376	$375
Accrued vacation and recreation pay	271	147
Accrued expenses	1,267	632
Due to government institutions	3	100
Liability for employees rights upon retirement		7
Provision for returns	231	150
Taxes payable	69	98
	$2,217	$1,509

e.       Deferred revenues

The changes in deferred revenues during the years ended December 31, 2011 and 2010 are as follows:

	Year ended December 31
	2011	2010
	($ in thousands)
Balance at beginning of year	$398	$1,975
Revenue deferred during the year		320
Revenue recognized during the year	(398)	(1,897)
Balance at end of year	$-	$398

Statements of Operation:

f.        Financial expenses (income), net:

	Year ended December 31
	2011	2010	2009
	($ in thousands)
Bank commissions	$63	$83	$18
Interest income	(36)	(1)	(1)
Exchange rate differences	177	(33)	30
Interest expense	730	105	221
Redemption of beneficial
conversion feature of convertible loan			(308)
	$934	$154	$(40)